13F-HR

11/14/05

0001103804
@ddddd8d

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                        FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Smith
Title: Chief Financial Officer
Phone: 203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  November 14, 2005

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total: 3,238,710

FORM 13F INFORMATION TABLE

NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Advanced Medical Optics             COMMON STOCK 00763M108 38519    1015000  SH       SOLE             1015000
Adventrx Pharmaceuticals            COMMON STOCK 00764X103 12006    3531383  SH       SOLE             3531383
Allegheny Technologies              COMMON STOCK 01741R102 1549     50000    SH       SOLE             50000
Amedisys                            COMMON STOCK 023436108 6006     154000   SH       SOLE             154000
American Tower -CL A                COMMON STOCK 029912201 3193     128000   SH       SOLE             128000
Ameritrade Holding Corp - CL A      COMMON STOCK 03074K100 81783    3809200  SH       SOLE             3809200
Amylin Pharmaceuticals Inc          COMMON STOCK 032346108 55037    1582000  SH       SOLE             1582000
Aon Corp                            COMMON STOCK 037389103 83119    2591000  SH       SOLE             2591000
Bed Bath & Beyond                   COMMON STOCK 075896100 24947    620900   SH       SOLE             620900
Carnival Corp.                      COMMON STOCK 143658300 181857   3638600  SH       SOLE             3638600
Celera Genomics Group               COMMON STOCK 038020202 7205     594000   SH       SOLE             594000
Certegy                             COMMON STOCK 156880106 107733   2692000  SH       SOLE             2692000
Choicepoint Inc                     COMMON STOCK 170388102 42164    976700   SH       SOLE             976700
Clear Channel Communications        COMMON STOCK 184502102 37067    1127000  SH       SOLE             1127000
CMGI Inc.                           COMMON STOCK 125750109 2        1463     SH       SOLE             1463
Colonial BancGroup                  COMMON STOCK 195493309 35481    1584000  SH       SOLE             1584000
Countrywide Financial Corp.         COMMON STOCK 222372104 55653    1687500  SH       SOLE             1687500
Cyberonics                          COMMON STOCK 23251P102 5402     181000   SH       SOLE             181000
Cytec Industries Inc                COMMON STOCK 232820100 17282    398400   SH       SOLE             398400
Cytokinetics                        COMMON STOCK 23282W100 2067     254000   SH       SOLE             254000
Cytyc Corporation                   COMMON STOCK 232946103 5477     204000   SH       SOLE             204000
Dell Computer Corp.                 COMMON STOCK 24702R101 118701   3470800  SH       SOLE             3470800
Dollar General                      COMMON STOCK 256669102 38966    2124700  SH       SOLE             2124700
Doral Financial Corp.               COMMON STOCK 25811P100 9301     711700   SH       SOLE             711700
Du Pont                             COMMON STOCK 263534109 24383    622500   SH       SOLE             622500
Dun & Bradstreet Corp               COMMON STOCK 26483E100 69374    1053200  SH       SOLE             1053200
Dynegy Inc.-Cl A                    COMMON STOCK 26816Q101 14073    2988000  SH       SOLE             2988000
E Trade Financial Corp              COMMON STOCK 269246104 125505   7131000  SH       SOLE             7131000
Esco Technologies Inc               COMMON STOCK 296315104 12467    249000   SH       SOLE             249000
Exelixis Inc.                       COMMON STOCK 30161Q104 2669     349000   SH       SOLE             349000
Federated Department Stores         COMMON STOCK 31410H101 14209    212500   SH       SOLE             212500
First American Corporation          COMMON STOCK 318522307 133027   2912800  SH       SOLE             2912800
Flagstar Bancorp Inc                COMMON STOCK 337930101 3356     208500   SH       SOLE             208500
FTD Group Inc                       COMMON STOCK 30267U108 28372    2741300  SH       SOLE             2741300
FTI Consulting Inc.                 COMMON STOCK 302941109 1376     54500    SH       SOLE             54500
Georgia Gulf Corporation            COMMON STOCK 373200203 9990     414900   SH       SOLE             414900
Globalsantafe Corp                  COMMON STOCK G3930E101 17039    373500   SH       SOLE             373500
GTX Inc.                            COMMON STOCK 40052B108 3512     377300   SH       SOLE             377300
Hanover Compressor Co               COMMON STOCK 410768105 11503    830000   SH       SOLE             830000
Hansen Natural                      COMMON STOCK 411310105 33968    721500   SH       SOLE             721500
Hartford Financial Services         COMMON STOCK 416515104 20233    262200   SH       SOLE             262200
Herbalife                           COMMON STOCK G4412G101 15359    509600   SH       SOLE             509600
Home Depot Inc.                     COMMON STOCK 437076102 21018    551100   SH       SOLE             551100
Human Genome Sciences Inc.          COMMON STOCK 444903108 7759     571000   SH       SOLE             571000
Huntsman Corporation                COMMON STOCK 447011107 11358    581000   SH       SOLE             581000
Imclone Systems                     COMMON STOCK 45245W109 36827    1171000  SH       SOLE             1171000
Inamed Corp.                        COMMON STOCK 453235103 5827     77000    SH       SOLE             77000
International Paper                 COMMON STOCK 460146103 16077    539500   SH       SOLE             539500
Interoil Corporation                ADRS STOCKS  460951106 9669     415000   SH       SOLE             415000
Jetblue Airways Corp                COMMON STOCK 477143101 11686    664000   SH       SOLE             664000
Kohls Corp                          COMMON STOCK 500255104 37865    754600   SH       SOLE             754600
Lennar Corp-CL A                    COMMON STOCK 526057104 81775    1368400  SH       SOLE             1368400
Liberty Global Inc - Series C       COMMON STOCK 530555309 798      31000    SH       SOLE             31000
Liberty Global Inc-A                COMMON STOCK 530555101 94544    3490000  SH       SOLE             3490000
Ligand Pharmaceuticals - CL B       COMMON STOCK 53220K207 2959     292000   SH       SOLE             292000
Marriott International Cl A         COMMON STOCK 571903202 16732    265600   SH       SOLE             265600
MI Developments Inc - Cl A          COMMON STOCK 55304X104 22926    679300   SH       SOLE             679300
Microsoft Corp                      COMMON STOCK 594918104 167708   6518000  SH       SOLE             6518000
Mohawk Industries Inc               COMMON STOCK 608190104 62739    781800   SH       SOLE             781800
NASDAQ Stock Market                 COMMON STOCK 631103108 85373    3367800  SH       SOLE             3367800
News Corp Inc - Class A             COMMON STOCK 65248E104 78843    5057316  SH       SOLE             5057316
Nike Inc. CL B                      COMMON STOCK 654106103 64363    788000   SH       SOLE             788000
Niko Resources                      COMMON STOCK 653905109 8466     166000   SH       SOLE             166000
Nu Skin Enterprises                 COMMON STOCK 67018T105 29144    1529900  SH       SOLE             1529900
Nuveen Investments Cl. A            COMMON STOCK 67090F106 148839   3778600  SH       SOLE             3778600
Occidental Petroleum                COMMON STOCK 674599105 10636    124500   SH       SOLE             124500
OM Group Inc                        COMMON STOCK 670872100 6683     332000   SH       SOLE             332000
Omnicare Inc                        COMMON STOCK 681904108 7478     133000   SH       SOLE             133000
Oracle Corporation                  COMMON STOCK 68389X105 104432   8422000  SH       SOLE             8422000
Palm Inc                            COMMON STOCK 696643105 1441     50899    SH       SOLE             50899
PalmSource Inc.                     COMMON STOCK 697154102 284      15768    SH       SOLE             15768
Pediatrix Medical Group Inc         COMMON STOCK 705324101 4916     64000    SH       SOLE             64000
Plains Exploration & Production     COMMON STOCK 726505100 106536   2488000  SH       SOLE             2488000
Pulte Homes Inc                     COMMON STOCK 745867101 34760    809900   SH       SOLE             809900
R & G Financial Corp. Cl. B         COMMON STOCK 749136107 1082     78700    SH       SOLE             78700
Rockwood Holdings Inc               COMMON STOCK 774415103 20402    1071000  SH       SOLE             1071000
Ross Stores OTC                     COMMON STOCK 778296103 27930    1178500  SH       SOLE             1178500
Saks Inc.                           COMMON STOCK 79377W108 12805    692200   SH       SOLE             692200
Skillsoft Corporation               ADRS STOCKS  830928107 7131     1557200  SH       SOLE             1557200
Southwestern Energy                 COMMON STOCK 845467109 24368    332000   SH       SOLE             332000
Staples Inc.                        COMMON STOCK 855030102 97084    4553700  SH       SOLE             4553700
Suntrust Banks Inc                  COMMON STOCK 867914103 5139     74000    SH       SOLE             74000
Symantec Corp                       COMMON STOCK 871503108 3308     146000   SH       SOLE             146000
Telesp Celular Participa ADR        ADRS STOCKS  87952L108 4119     1053500  SH       SOLE             1053500
Telik Inc                           COMMON STOCK 87959M109 11190    684000   SH       SOLE             684000
Tetra Technologies Inc              COMMON STOCK 88162F105 9067     290450   SH       SOLE             290450
The Mosaic Company                  COMMON STOCK 61945A107 5318     332000   SH       SOLE             332000
Thermo electron Corp.               COMMON STOCK 883556102 8652     280000   SH       SOLE             280000
Transkaryotic Therapies Inc.        COMMON STOCK 893735100 3922     106000   SH       SOLE             106000
Transocean Inc                      COMMON STOCK G90078109 43934    716600   SH       SOLE             716600
Viacom Inc.- Cl B                   COMMON STOCK 925524308 45930    1391400  SH       SOLE             1391400
Weatherford Intl Ltd.               COMMON STOCK G95089101 86202    1255500  SH       SOLE             1255500
Xerium Technologies                 COMMON STOCK 98416J100 7622     664000   SH       SOLE             664000
ZymoGenetics                        COMMON STOCK 98985T109 2112     128000   SH       SOLE             128000

S REPORT SUMMARY 94 DATA RECORDS 3,238,710
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.